Pension Plans and Other Post-Retirement Benefits - Schedule of Actuarial Assumptions (Details) - year	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Canada | Domestic defined benefit plans
To determine defined benefit obligation at end of year:
Discount rate for pension plans	3.40%	3.70%
Rate of compensation increase	3.10%	3.00%
To determine net benefit expense for year:
Discount rate for pension plans	3.70%	3.90%
Rate of compensation increase	3.00%	3.00%
Health care trend rates:
Initial health care trend rate	5.47%	5.53%
Ultimate health care trend rate	4.50%	4.50%
Year ultimate health care trend rate reached	2030
Mortality rates:
Average duration (in years) of pension obligation	17.1	17.2
United Kingdom | Foreign defined benefit plans
To determine defined benefit obligation at end of year:
Discount rate for pension plans	2.30%	2.55%
Pension increases	3.50%	3.55%
To determine net benefit expense for year:
Discount rate for pension plans	2.55%	3.55%
Pension increases	3.55%	3.45%
Mortality rates:
Average duration (in years) of pension obligation	19.0	22.0
United States | Foreign defined benefit plans
To determine defined benefit obligation at end of year:
Discount rate for pension plans	3.70%	4.25%
To determine net benefit expense for year:
Discount rate for pension plans	4.25%	4.75%
Health care trend rates:
Initial health care trend rate	6.50%	6.50%
Ultimate health care trend rate	5.00%	5.00%
Year ultimate health care trend rate reached	2023
Mortality rates:
Average duration (in years) of pension obligation	13.3	14.5
Bottom of range | Canada | Domestic defined benefit plans
To determine defined benefit obligation at end of year:
Pension increases	0.00%	0.00%
To determine net benefit expense for year:
Pension increases	0.00%	0.00%
Top of range | Canada | Domestic defined benefit plans
To determine defined benefit obligation at end of year:
Pension increases	0.15%	0.15%
To determine net benefit expense for year:
Pension increases	0.15%	0.25%
Male - Individuals currently at age 65 | Canada | Domestic defined benefit plans
Mortality rates:
Life expectancy (in years) for individuals	22	22
Male - Individuals currently at age 65 | United Kingdom | Foreign defined benefit plans
Mortality rates:
Life expectancy (in years) for individuals	24	25
Male - Individuals currently at age 65 | United States | Foreign defined benefit plans
Mortality rates:
Life expectancy (in years) for individuals	23	22
Female - Individuals currently at age 65 | Canada | Domestic defined benefit plans
Mortality rates:
Life expectancy (in years) for individuals	25	24
Female - Individuals currently at age 65 | United Kingdom | Foreign defined benefit plans
Mortality rates:
Life expectancy (in years) for individuals	26	27
Female - Individuals currently at age 65 | United States | Foreign defined benefit plans
Mortality rates:
Life expectancy (in years) for individuals	24	25
Male - At 65 for individuals currently at age 45 | Canada | Domestic defined benefit plans
Mortality rates:
Life expectancy (in years) for individuals	24	24
Male - At 65 for individuals currently at age 45 | United Kingdom | Foreign defined benefit plans
Mortality rates:
Life expectancy (in years) for individuals	26	28
Male - At 65 for individuals currently at age 45 | United States | Foreign defined benefit plans
Mortality rates:
Life expectancy (in years) for individuals	24	24
Female - At 65 for individuals currently at age 45 | Canada | Domestic defined benefit plans
Mortality rates:
Life expectancy (in years) for individuals	25	25
Female - At 65 for individuals currently at age 45 | United Kingdom | Foreign defined benefit plans
Mortality rates:
Life expectancy (in years) for individuals	29	31
Female - At 65 for individuals currently at age 45 | United States | Foreign defined benefit plans
Mortality rates:
Life expectancy (in years) for individuals	26	26